Employee Benefit Plan, Description of Plan (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Plan Termination	Termination of the Plan
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants become 100% vested in their accounts, to the extent not already vested.

EBPParticipantContributionVestingPercentage	100.00%